STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating costs and expenses:
Research and development	$ 89	$ 29	$ 40
General and administrative expenses	348	542	401
Consulting services (Note 8)			(41)
Operating loss	437	571	400
Financial incomes (expenses), net (Note 9b)	(240)	579	(158)
Income (loss) before taxes	(677)	8	(558)
Tax expenses			34
Net income (loss)	$ (677)	$ 8	$ (592)
Net loss per share:
Basic and diluted net loss per share	$ (0.08)	$ 0.00	$ (0.07)
Weighted average number of shares used in computing basic and diluted loss per share	8,832,385	8,747,776	8,649,048